Cover Page	Aug. 02, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	true
Document Period End Date	Aug. 02, 2023
Trading Symbol	WW
Entity Registrant Name	WW INTERNATIONAL, INC.
Entity Central Index Key	0000105319
Entity Emerging Growth Company	false
Entity File Number	001-16769
Entity Incorporation, State or Country Code	VA
Entity Tax Identification Number	11-6040273
Entity Address, Address Line One	675 Avenue of the Americas
Entity Address, Address Line Two	6th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10010
City Area Code	212
Local Phone Number	589-2700
Title of 12(b) Security	Common Stock, no par value
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Description	WW International, Inc. is filing this exhibit (the “Exhibit”) to reflect changes to the presentation of its financial information as set forth in its Annual Report on Form 10-K for the year ended December 31, 2022 (the “2022 Form 10-K”), as filed with the Securities and Exchange Commission on March 6, 2023. This Exhibit is being filed solely to present retrospectively revised segment reporting financial information to reflect changes implemented as of the first day of fiscal 2023 (i.e., January 1, 2023), as described in the 2022 Form 10-K. No other changes have been made to the 2022 Form 10-K. This Exhibit speaks as of the original filing date of the 2022 Form 10-K, does not reflect events that may have occurred subsequent to the original filing date and does not modify or update in any way the disclosures made in the 2022 Form 10-K other than as required to reflect the revised segment information. For developments subsequent to the filing of the 2022 Form 10-K, refer to our subsequently filed Current Reports on Form 8-K and our Quarterly Report on Form 10-Q for the quarterly period ended April 1, 2023.